Schedule of Investments (unaudited) January 31, 2020	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 1.0%
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/22)(a)	$350	$303,297
YPF SA
6.95%, 07/21/27(a)	600	512,438
7.00%, 12/15/47 (Call 06/15/47)(a)	400	314,125
8.50%, 03/23/21(a)	500	498,281
8.50%, 07/28/25(a)	1,450	1,328,336
8.50%, 06/27/29 (Call 03/27/29)(a)	350	309,914
8.75%, 04/04/24(a)	966	934,122

		4,200,513

Azerbaijan — 0.3%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	1,200	1,437,750

Bahrain — 0.4%
Oil and Gas Holding Co. BSCC (The)
7.50%, 10/25/27(a)	800	937,250
7.63%, 11/07/24(a)	400	469,000
8.38%, 11/07/28(a)	200	246,687

		1,652,937

Brazil — 12.5%
Banco Bradesco SA/Cayman Islands, 5.75%, 03/01/22(a)	600	628,200
Banco BTG Pactual SA/Cayman Islands
4.50%, 01/10/25 (Call 12/10/24)(a)	400	412,000
5.50%, 01/31/23(a)	200	211,138
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	400	433,063
Banco do Brasil SA/Cayman
3.88%, 10/10/22	1,700	1,747,281
4.63%, 01/15/25(a)	600	637,575
4.75%, 03/20/24(a)	600	637,875
4.88%, 04/19/23(a)	400	424,250
5.88%, 01/26/22(a)	900	951,525
5.88%, 01/19/23(a)	600	650,730
Braskem Finance Ltd., 6.45%, 02/03/24	400	444,163
BRF SA
4.75%, 05/22/24(a)	400	414,125
4.88%, 01/24/30 (Call 10/24/29)(a)	400	409,288
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(a)	600	702,187
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21(a)	1,000	1,052,812
CSN Resources SA
7.63%, 02/13/23 (Call 02/13/21)(a)	400	420,200
7.63%, 04/17/26 (Call 04/17/22)(a)	800	840,442
Embraer Netherlands Finance BV, 5.05%, 06/15/25	600	660,844
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	400	437,275
Gol Finance Inc., 7.00%, 01/31/25 (Call 01/31/22)(a)	500	507,750
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(a)	500	556,516
Itau Unibanco Holding SA/Cayman Island, 4.50%, 11/21/29 (Call 11/21/24)(a)(b)	1,000	1,026,750
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23(a)	1,120	1,194,900
5.50%, 08/06/22(a)	960	1,018,800
5.65%, 03/19/22(a)	800	843,360
6.20%, 12/21/21(a)	600	635,220
JBS Investments II GmbH
5.75%, 01/15/28 (Call 07/15/22)(a)	400	421,784
7.00%, 01/15/26 (Call 01/15/22)(a)	600	653,106
JBS USA LUX SA/JBS USA Finance Inc. 5.75%, 06/15/25 (Call 06/15/20)(a)	550	569,525

Security	Par (000)	Value

Brazil (continued)
5.88%, 07/15/24 (Call 03/02/20)(a)	$525	$539,165
6.75%, 02/15/28 (Call 02/15/23)(a)	500	554,844
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)	1,300	1,409,281
6.50%, 04/15/29 (Call 04/15/24)(a)	600	672,000
Klabin Austria GmbH, 5.75%, 04/03/29 (Call 01/03/29)(a)	400	434,375
MARB BondCo PLC
6.88%, 01/19/25 (Call 01/19/21)(a)	800	842,700
7.00%, 03/15/24 (Call 03/15/20)(a)	400	414,000
Minerva Luxembourg SA, 6.50%, 09/20/26 (Call 09/20/21)(a)	1,100	1,169,094
MV24 Capital BV, 6.75%, 06/01/34(a)	591	638,394
NBM U.S. Holdings Inc.
6.63%, 08/06/29 (Call 08/06/24)(a)	400	430,500
7.00%, 05/14/26 (Call 05/14/22)(a)	600	643,125
Petrobras Global Finance BV
4.38%, 05/20/23	956	1,008,281
5.09%, 01/15/30(a)	3,000	3,288,450
5.30%, 01/27/25	1,300	1,440,359
5.63%, 05/20/43	300	337,969
5.75%, 02/01/29	992	1,144,768
6.00%, 01/27/28	2,368	2,755,760
6.25%, 03/17/24	1,211	1,372,222
6.75%, 01/27/41	700	852,600
6.85%, 06/05/2115	1,733	2,068,335
6.88%, 01/20/40	600	740,812
7.25%, 03/17/44	986	1,244,517
7.38%, 01/17/27	1,301	1,613,689
8.75%, 05/23/26	1,879	2,456,792
Rio Oil Finance Trust, Series 2014-1, 9.25%, 07/06/24(a)	697	776,059
Rumo Luxembourg Sarl
5.88%, 01/18/25 (Call 01/18/22)(a)	200	214,813
7.38%, 02/09/24 (Call 02/09/21)(a)	600	644,692
Ultrapar International SA
5.25%, 10/06/26(a)	400	432,125
5.25%, 06/06/29(a)	200	214,625
Vale Overseas Ltd.
6.25%, 08/10/26	1,000	1,179,562
6.88%, 11/21/36	1,300	1,707,875
6.88%, 11/10/39	800	1,064,000
8.25%, 01/17/34	500	709,819

		54,558,286

Chile — 0.5%
AES Gener SA, 7.13%, 03/26/79 (Call 04/07/24)(a)(b)	200	214,687
Latam Finance Ltd.
6.88%, 04/11/24 (Call 04/11/21)(a)	500	531,984
7.00%, 03/01/26 (Call 03/01/23)(a)	400	432,642
VTR Finance BV, 6.88%, 01/15/24 (Call 02/10/20)(a)	800	818,000

		1,997,313

China — 8.0%
Agile Group Holdings Ltd.
6.70%, 03/07/22 (Call 03/07/21)(a)	200	206,750
8.50%, 07/18/21 (Call 07/18/20)(a)	400	420,467
CFLD Cayman Investment Ltd.
8.60%, 04/08/24(a)	600	599,813
9.00%, 07/31/21(a)	400	413,375
China Aoyuan Group Ltd.
7.95%, 09/07/21 (Call 09/07/20)(a)	300	309,933
8.50%, 01/23/22 (Call 01/23/21)(a)	200	208,000

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
China Evergrande Group
6.25%, 06/28/21(a)	$1,000	$963,125
7.50%, 06/28/23 (Call 06/28/20)(a)	1,100	960,094
8.25%, 03/23/22 (Call 03/23/20)(a)	1,200	1,138,875
8.75%, 06/28/25 (Call 06/28/21)(a)	3,266	2,747,522
9.50%, 04/11/22(a)	900	867,375
9.50%, 03/29/24 (Call 03/29/21)(a)	700	619,937
10.00%, 04/11/23 (Call 04/11/21)(a)	600	561,750
10.50%, 04/11/24 (Call 04/11/22)(a)	400	366,000
China SCE Group Holdings Ltd.
5.88%, 03/10/22 (Call 03/10/20)(a)	200	198,340
7.25%, 04/19/23 (Call 07/19/21)(a)	600	604,500
7.38%, 04/09/24 (Call 04/09/22)(a)	400	403,000
7.45%, 04/17/21 (Call 04/17/20)(a)	400	407,152
CIFI Holdings Group Co. Ltd.
5.50%, 01/23/22 (Call 03/02/20)(a)	400	401,500
6.45%, 11/07/24 (Call 11/07/22)(a)	400	400,244
6.55%, 03/28/24 (Call 03/28/22)(a)	400	404,000
6.88%, 04/23/21 (Call 04/23/20)(a)	200	204,340
Consolidated Energy Finance SA, 6.88%, 06/15/25 (Call 06/15/20)(a)	300	296,625
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22 (Call 07/25/20)(a)	800	807,000
4.75%, 09/28/23 (Call 09/28/20)(a)	400	403,000
7.25%, 04/04/21 (Call 03/02/20)(a)	400	401,000
Easy Tactic Ltd.
5.75%, 01/13/22 (Call 03/02/20)(a)	600	583,688
5.88%, 02/13/23 (Call 11/17/20)(a)	400	377,620
7.00%, 04/25/21 (Call 04/25/20)(a)	200	201,002
8.13%, 02/27/23 (Call 02/27/21)(a)	1,000	997,500
Fantasia Holdings Group Co. Ltd.
7.38%, 10/04/21 (Call 03/02/20)(a)	200	196,404
8.38%, 03/08/21(a)	400	402,625
Fortune Star BVI Ltd.
5.25%, 03/23/22 (Call 03/23/20)(a)	1,000	1,008,125
6.75%, 07/02/23 (Call 07/02/22)(a)	450	467,859
Greenland Global Investment Ltd.
5.88%, 07/03/24(a)	400	383,000
6.75%, 06/25/22(a)	200	200,188
6.75%, 09/26/23(a)	400	398,000
Kaisa Group Holdings Ltd.
8.50%, 06/30/22 (Call 06/30/20)(a)	800	791,500
9.38%, 06/30/24 (Call 06/30/21)(a)	2,000	1,883,750
11.25%, 04/09/22 (Call 04/09/21)(a)	200	209,875
11.50%, 01/30/23 (Call 05/30/21)(a)	800	818,000
11.95%, 10/22/22 (Call 10/22/21)(a)	400	424,250
KWG Group Holdings Ltd.
5.88%, 11/10/24 (Call 11/10/21)(a)	400	377,375
6.00%, 09/15/22 (Call 03/15/20)(a)	400	399,625
7.88%, 09/01/23 (Call 09/01/21)(a)	600	615,000
New Metro Global Ltd., 6.50%, 04/23/21 (Call 04/23/20)(a)	200	200,214
Ronshine China Holdings Ltd.
8.75%, 10/25/22 (Call 04/25/21)(a)	400	413,000
10.50%, 03/01/22(a)	200	213,188
Scenery Journey Ltd.
13.00%, 11/06/22 (Call 11/06/20)(a)	400	404,875
13.75%, 11/06/23 (Call 11/06/21)(a)	500	507,969
Shimao Property Holdings Ltd., 4.75%, 07/03/22 (Call 07/03/20)(a)	600	611,437

Security	Par (000)	Value

China (continued)
Sunac China Holdings Ltd.
7.25%, 06/14/22 (Call 06/14/21)(a)	$400	$407,000
7.35%, 07/19/21 (Call 07/19/20)(a)	400	407,388
7.50%, 02/01/24 (Call 02/01/22)(a)	800	804,032
7.88%, 02/15/22 (Call 02/15/21)(a)	400	412,000
7.95%, 08/08/22 (Call 08/08/20)(a)	400	412,875
7.95%, 10/11/23 (Call 10/11/21)(a)	500	515,781
8.35%, 04/19/23 (Call 04/19/21)(a)	400	417,250
Times China Holdings Ltd.
6.75%, 07/16/23 (Call 07/16/22)(a)	400	405,125
7.63%, 02/21/22 (Call 02/21/21)(a)	400	410,000
Yankuang Group Cayman Ltd., 6.00%, 01/30/22(a)	400	409,500
Yuzhou Properties Co. Ltd.
6.00%, 10/25/23 (Call 10/25/20)(a)	200	193,000
8.30%, 05/27/25 (Call 11/27/22)(a)	400	401,500
8.38%, 10/30/24 (Call 10/30/22)(a)	400	409,125
8.50%, 02/04/23 (Call 02/04/22)(a)	400	418,500
8.50%, 02/26/24 (Call 02/26/22)(a)	400	412,750

		34,835,612

Colombia — 1.4%
Banco de Bogota SA
4.38%, 08/03/27 (Call 05/03/27)(a)	400	430,625
5.38%, 02/19/23(a)	200	214,813
6.25%, 05/12/26(a)	1,200	1,360,358
Bancolombia SA
4.63%, 12/18/29 (Call 12/18/24)(b)	600	617,250
4.88%, 10/18/27 (Call 10/18/22)(b)	1,000	1,032,187
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (Call 03/02/20)(a)	345	348,666
Grupo Aval Ltd., 4.75%, 09/26/22(a)	600	624,694
Millicom International Cellular SA
5.13%, 01/15/28 (Call 09/15/22)(a)	200	210,250
6.00%, 03/15/25 (Call 03/15/20)(a)	300	309,656
6.25%, 03/25/29 (Call 03/25/24)(a)	600	661,807
6.63%, 10/15/26 (Call 10/15/21)(a)	400	441,000

		6,251,306

Ghana — 0.1%
Tullow Oil PLC, 7.00%, 03/01/25 (Call 03/01/21)(a)	400	322,000

India — 2.2%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(a)	600	592,890
5.95%, 07/31/24(a)	625	658,008
Axis Bank Ltd./Dubai
2.88%, 06/01/21(a)	200	200,625
3.00%, 08/08/22(a)	400	405,125
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(a)	800	844,000
5.35%, 05/20/24(a)	600	645,750
Bharti Airtel Ltd., 4.38%, 06/10/25(a)	600	623,427
Delhi International Airport Ltd., 6.13%, 10/31/26(a)	200	214,437
Greenko Dutch BV, 5.25%, 07/24/24 (Call 07/24/20)(a)	400	405,359
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25 (Call 01/29/21)(a)	400	409,000
5.95%, 07/29/26 (Call 07/29/22)(a)	200	204,500
ICICI Bank Ltd./Dubai, 3.25%, 09/09/22(a)	500	510,000
JSW Steel Ltd.
5.25%, 04/13/22(a)	400	410,125
5.95%, 04/18/24(a)	400	413,250
Shriram Transport Finance Co. Ltd., 5.95%, 10/24/22(a)	400	410,279

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

India (continued)
Vedanta Resources Finance II PLC, 9.25%, 04/23/26 (Call 04/23/23)(a)	$400	$385,500
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/09/21)(a)	1,200	1,065,000
6.38%, 07/30/22(a)	600	585,562
7.13%, 05/31/23(a)	300	293,344
8.25%, 06/07/21(a)	400	413,250

		9,689,431

Israel — 2.0%
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	350	336,437
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	1,251	1,233,486
2.80%, 07/21/23	2,275	2,129,969
3.15%, 10/01/26	2,000	1,712,500
4.10%, 10/01/46	1,650	1,263,900
6.00%, 04/15/24 (Call 01/15/24)	800	816,000
6.75%, 03/01/28 (Call 12/01/27)	800	825,792
7.13%, 01/31/25 (Call 10/31/24)(a)	600	630,387

		8,948,471

Jamaica — 0.4%
Digicel Group One Ltd., 8.25%, 12/30/22 (Call 12/30/20)(a)	713	463,227
Digicel Group Two Ltd., 8.25%, 09/30/22 (Call 09/30/20)(a)	487	126,620
Digicel Ltd.
6.00%, 04/15/21 (Call 03/02/20)(a)	650	513,338
6.75%, 03/01/23 (Call 02/18/20)(a)	800	513,250

		1,616,435

Kazakhstan — 1.1%
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(a)	750	783,750
Halyk Savings Bank of Kazakhstan JSC, 5.50%, 12/21/22 (Call 03/02/20)(a)	147	147,944
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42(a)	1,000	1,415,312
KazMunayGas National Co. JSC
3.88%, 04/19/22(a)	200	206,700
4.75%, 04/19/27(a)	1,000	1,121,563
5.75%, 04/19/47(a)	800	990,000
Nostrum Oil & Gas Finance BV, 8.00%, 07/25/22 (Call 02/10/20)(a)	400	183,250

		4,848,519

Luxembourg — 0.0%
Rede D’or Finance Sarl, 4.95%, 01/17/28 (Call 10/17/27)(a)	200	210,688

Mexico — 10.2%
Banco Nacional de Comercio Exterior SNC, 3.80%, 08/11/26 (Call 08/11/21)(a)(b)	400	405,375
BBVA Bancomer SA/Texas
5.13%, 01/18/33 (Call 01/17/28)(a)(b)	600	636,562
5.88%, 09/13/34 (Call 09/13/29)(a)(b)	400	443,500
6.50%, 03/10/21(a)	600	624,188
6.75%, 09/30/22(a)	800	878,000
Cemex Finance LLC, 6.00%, 04/01/24 (Call 03/02/20)(a)	250	256,719
Cemex SAB de CV
5.45%, 11/19/29 (Call 11/19/24)(a)	700	743,540
5.70%, 01/11/25 (Call 03/02/20)(a)	1,400	1,437,187
6.13%, 05/05/25 (Call 05/05/20)(a)	400	414,375
7.75%, 04/16/26 (Call 04/16/21)(a)	600	654,000
Petroleos Mexicanos
3.50%, 01/30/23	1,000	1,019,062
4.50%, 01/23/26	1,100	1,123,100
4.63%, 09/21/23	810	856,069

Security	Par (000)	Value

Mexico (continued)
4.88%, 01/24/22	$480	$499,740
4.88%, 01/18/24	600	637,500
5.35%, 02/12/28	2,150	2,170,640
5.38%, 03/13/22	600	635,438
5.50%, 06/27/44	350	326,266
5.63%, 01/23/46	800	747,000
6.35%, 02/12/48	2,100	2,076,585
6.38%, 01/23/45	2,000	1,991,100
6.49%, 01/23/27 (Call 11/23/26)(a)	1,700	1,844,500
6.50%, 03/13/27	3,850	4,165,633
6.50%, 01/23/29	1,500	1,595,484
6.50%, 06/02/41	1,400	1,423,100
6.63%, 06/15/35	1,600	1,668,000
6.75%, 09/21/47	3,800	3,833,625
6.84%, 01/23/30 (Call 10/23/29)(a)	2,500	2,708,750
6.88%, 08/04/26	2,200	2,476,100
7.69%, 01/23/50 (Call 07/23/49)(a)	5,650	6,207,090

		44,498,228

Nigeria — 0.2%
IHS Netherlands Holdco BV
7.13%, 03/18/25 (Call 09/18/21)(a)	400	424,500
8.00%, 09/18/27 (Call 09/18/22)(a)	600	645,000

		1,069,500

Oman — 0.5%
Bank Muscat SAOG, 3.75%, 05/03/21(a)	400	402,250
Lamar Funding Ltd., 3.96%, 05/07/25(a)	600	592,500
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(a)	600	639,750
6.63%, 04/24/28(a)	500	540,625

		2,175,125

Panama — 0.3%
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)	1,000	1,073,750
7.50%, 10/15/26 (Call 10/15/21)(a)	200	216,750

		1,290,500

Peru — 0.1%
Peru LNG Srl, 5.38%, 03/22/30(a)	600	586,950

Russia — 2.3%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 04/15/30 (Call 04/15/25)(a)(b)	800	825,750
7.75%, 04/28/21(a)	600	636,000
Credit Bank of Moscow Via CBOM Finance PLC
5.55%, 02/14/23(a)	400	414,625
7.12%, 06/25/24(a)	400	441,125
Evraz PLC
5.25%, 04/02/24(a)	400	433,625
5.38%, 03/20/23(a)	700	751,625
6.75%, 01/31/22(a)	400	430,875
Gtlk Europe Capital DAC
4.95%, 02/18/26(a)	800	836,000
5.95%, 04/17/25(a)	400	437,125
GTLK Europe DAC, 5.13%, 05/31/24(a)	400	422,500
Polyus Finance PLC, 5.25%, 02/07/23(a)	400	427,500
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(a)	1,300	1,377,594
VEON Holdings BV
3.95%, 06/16/21 (Call 03/16/21)(a)	200	203,062
4.00%, 04/09/25 (Call 01/09/25)(a)	600	624,000
4.95%, 06/16/24 (Call 03/16/24)(a)	400	430,125

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Russia (continued)
5.95%, 02/13/23(a)	$400	$436,250
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(a)	800	871,000

		9,998,781

South Africa — 1.2%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	445	471,283
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(a)	800	856,655
6.75%, 08/06/23(a)	817	824,925
7.13%, 02/11/25(a)	660	669,075
8.45%, 08/10/28(a)	200	215,000
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(b)	200	213,313
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 05/15/24 (Call 04/15/24)(a)	200	215,000
6.13%, 05/15/29 (Call 02/15/29)(a)	400	457,750
MTN Mauritius Investment Ltd., 4.76%, 11/11/24(a)	600	624,000
Transnet SOC Ltd., 4.00%, 07/26/22(a)	671	682,742

		5,229,743

South Korea — 0.1%
Woori Bank, 5.00%, 06/10/45 (Call 06/10/20)(a)(b)	400	402,500

Turkey — 3.7%
Akbank Turk AS
5.00%, 10/24/22(a)	300	306,628
5.13%, 03/31/25(a)	200	204,125
7.20%, 03/16/27 (Call 03/16/22)(a)(b)	400	408,375
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(a)	400	415,250
6.50%, 03/11/25 (Call 12/11/24)(a)	600	654,150
QNB Finansbank AS
4.88%, 05/19/22(a)	488	500,047
6.88%, 09/07/24(a)	400	436,750
TC Ziraat Bankasi AS
4.75%, 04/29/21(a)	200	203,250
5.13%, 05/03/22(a)	370	378,441
5.13%, 09/29/23(a)	450	457,031
Turk Telekomunikasyon AS
4.88%, 06/19/24(a)	200	204,688
6.88%, 02/28/25(a)	400	440,750
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	400	423,125
5.80%, 04/11/28 (Call 01/11/28)(a)	200	208,000
Turkiye Garanti Bankasi AS
5.25%, 09/13/22(a)	400	413,875
5.88%, 03/16/23(a)	900	947,250
6.13%, 05/24/27 (Call 05/24/22)(a)(b)	400	398,625
6.25%, 04/20/21(a)	200	207,687
Turkiye Halk Bankasi AS, 5.00%, 07/13/21(a)	300	296,297
Turkiye Is Bankasi AS
5.00%, 06/25/21(a)	200	204,438
5.38%, 10/06/21(a)	500	514,844
5.50%, 04/21/22(a)	600	621,750
6.00%, 10/24/22(a)	650	663,406
6.13%, 04/25/24(a)	1,400	1,454,250
7.00%, 06/29/28 (Call 06/29/23)(a)(b)	200	201,563
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	400	439,125
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21(a)	400	410,500
5.63%, 05/30/22(a)	400	411,500
5.75%, 01/30/23(a)	300	309,281

Security	Par (000)	Value

Turkey (continued)
6.00%, 11/01/22(a)	$700	$715,969
6.88%, 02/03/25 (Call 02/03/20)(a)(b)	200	200,188
8.13%, 03/28/24(a)	400	444,500
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22(a)	600	607,500
5.75%, 02/24/22(a)	400	414,500
5.85%, 06/21/24(a)	200	206,937
6.10%, 03/16/23(a)	200	208,437
8.25%, 10/15/24(a)	400	447,800
8.50%, 03/09/26 (Call 03/09/21)(a)(b)	400	412,375

		16,393,207

Ukraine — 0.3%
Metinvest BV
7.75%, 04/23/23 (Call 01/23/23)(a)	400	425,500
7.75%, 10/17/29(a)	200	209,000
8.50%, 04/23/26 (Call 01/23/26)(a)	400	437,125
MHP SE, 7.75%, 05/10/24(a)	400	430,625

		1,502,250

United Arab Emirates — 0.3%
DAE Funding LLC
4.50%, 08/01/22 (Call 03/02/20)(a)	600	610,788
5.00%, 08/01/24 (Call 08/01/20)(a)	500	524,375

		1,135,163

Total Corporate Bonds & Notes — 49.1% (Cost: $207,414,114)		214,851,208

Foreign Government Obligations(c)

Argentina — 3.2%
Argentine Republic Government International Bond
4.63%, 01/11/23	1,900	874,000
5.63%, 01/26/22	1,728	851,040
5.88%, 01/11/28	2,550	1,116,422
6.63%, 07/06/28	780	348,319
6.88%, 04/22/21	2,725	1,452,766
6.88%, 01/26/27	3,024	1,362,690
6.88%, 01/11/48	2,450	1,033,594
7.13%, 07/06/36	1,120	484,050
7.13%, 06/28/2117	1,531	664,550
7.50%, 04/22/26	4,155	1,899,614
7.63%, 04/22/46	1,831	779,319
8.28%, 12/31/33	743	405,675
Series NY, 3.75%, 12/31/38(d)	3,250	1,365,125
Series NY, 8.28%, 12/31/33	2,499	1,385,849

		14,023,013

Azerbaijan — 0.4%
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23(a)	1,150	1,213,250
6.95%, 03/18/30(a)	400	495,500

		1,708,750

Bahrain — 1.8%
Bahrain Government International Bond
5.63%, 09/30/31(a)	600	637,500
6.00%, 09/19/44(a)	1,000	1,040,625
6.13%, 07/05/22(a)	1,000	1,075,937
6.13%, 08/01/23(a)	1,400	1,548,750
6.75%, 09/20/29(a)	1,000	1,161,250
7.00%, 01/26/26(a)	600	703,313

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Bahrain (continued)
7.00%, 10/12/28(a)	$800	$943,750
7.50%, 09/20/47(a)	600	732,187

		7,843,312

Brazil — 5.6%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(a)	600	665,437
Brazilian Government International Bond
2.63%, 01/05/23	1,100	1,116,156
4.25%, 01/07/25	3,548	3,841,819
4.50%, 05/30/29 (Call 02/28/29)	1,400	1,521,187
4.63%, 01/13/28 (Call 10/13/27)	2,700	2,984,344
4.75%, 01/14/50 (Call 07/14/49)	2,250	2,319,609
5.00%, 01/27/45	2,026	2,191,879
5.63%, 01/07/41	1,367	1,586,574
5.63%, 02/21/47	1,900	2,230,719
6.00%, 04/07/26	1,214	1,439,728
7.13%, 01/20/37	1,060	1,400,194
8.25%, 01/20/34	750	1,064,766
8.75%, 02/04/25	400	517,500
8.88%, 04/15/24	520	660,563
10.13%, 05/15/27	500	721,094

		24,261,569

Costa Rica — 1.0%
Costa Rica Government International Bond
4.25%, 01/26/23(a)	600	606,563
4.38%, 04/30/25(a)	600	605,438
5.63%, 04/30/43(a)	200	185,500
6.13%, 02/19/31(a)	1,000	1,062,187
7.00%, 04/04/44(a)	862	913,989
7.16%, 03/12/45(a)	800	858,750

		4,232,427

Croatia — 0.8%
Croatia Government International Bond
5.50%, 04/04/23(a)	1,000	1,104,062
6.00%, 01/26/24(a)	1,500	1,727,344
6.38%, 03/24/21(a)	806	844,285

		3,675,691

Dominican Republic — 2.5%
Dominican Republic International Bond
5.50%, 01/27/25(a)	800	855,500
5.88%, 04/18/24(a)	840	900,900
5.95%, 01/25/27(a)	1,600	1,755,000
6.00%, 07/19/28(a)	900	994,781
6.40%, 06/05/49(a)	900	970,594
6.50%, 02/15/48(a)	600	652,125
6.60%, 01/28/24(a)	313	347,919
6.85%, 01/27/45(a)	1,590	1,789,247
6.88%, 01/29/26(a)	803	915,922
7.45%, 04/30/44(a)	950	1,135,844
7.50%, 05/06/21(a)	400	413,800

		10,731,632

Ecuador — 2.9%
Ecuador Government International Bond
7.88%, 03/27/25(a)	600	510,750
7.88%, 01/23/28(a)	1,900	1,544,937
7.95%, 06/20/24(a)	1,145	1,010,463
8.75%, 06/02/23(a)	1,900	1,772,937
8.88%, 10/23/27(a)	2,100	1,781,719
9.50%, 03/27/30(a)	1,000	859,688

Security	Par (000)	Value

Ecuador (continued)
9.63%, 06/02/27(a)	$600	$528,600
9.65%, 12/13/26(a)	1,244	1,097,441
10.75%, 03/28/22(a)	2,162	2,133,624
10.75%, 01/31/29(a)	1,400	1,268,312

		12,508,471

Egypt — 3.3%
Egypt Government International Bond
4.55%, 11/20/23(a)	1,000	1,027,500
5.58%, 02/21/23(a)	600	630,000
5.88%, 06/11/25(a)	1,000	1,080,625
6.13%, 01/31/22(a)	1,500	1,572,187
6.20%, 03/01/24(a)	400	435,000
6.59%, 02/21/28(a)	814	867,928
6.88%, 04/30/40(a)	350	357,766
7.05%, 01/15/32(a)	800	852,250
7.50%, 01/31/27(a)	1,200	1,372,875
7.60%, 03/01/29(a)	1,300	1,454,781
7.90%, 02/21/48(a)	800	864,500
8.15%, 11/20/59(a)	200	219,000
8.50%, 01/31/47(a)	2,100	2,401,219
8.70%, 03/01/49(a)	1,000	1,152,187

		14,287,818

El Salvador — 1.1%
El Salvador Government International Bond
5.88%, 01/30/25(a)	500	537,031
6.38%, 01/18/27(a)	1,000	1,093,750
7.12%, 01/20/50 (Call 07/20/49)(a)	900	986,625
7.63%, 02/01/41(a)	350	407,641
7.65%, 06/15/35(a)	600	697,500
7.75%, 01/24/23(a)	400	442,000
8.25%, 04/10/32(a)	200	244,062
8.63%, 02/28/29(a)	400	491,375

		4,899,984

Ghana — 1.1%
Ghana Government International Bond
7.63%, 05/16/29(a)	800	816,000
7.88%, 08/07/23(a)	400	447,125
7.88%, 03/26/27(a)	600	639,750
8.13%, 01/18/26(a)	570	634,125
8.13%, 03/26/32(a)	1,300	1,331,687
8.63%, 06/16/49(a)	600	600,188
8.95%, 03/26/51(a)	500	510,469

		4,979,344

Guatemala — 0.6%
Guatemala Government Bond
4.38%, 06/05/27(a)	600	627,187
4.50%, 05/03/26(a)	400	420,375
4.88%, 02/13/28(a)	400	431,375
4.90%, 06/01/30 (Call 03/01/30)(a)	400	430,250
5.75%, 06/06/22(a)	400	425,375
6.13%, 06/01/50 (Call 12/01/49)(a)	400	474,125

		2,808,687

Ivory Coast — 0.3%
Ivory Coast Government International Bond
6.13%, 06/15/33(a)	800	822,250
6.38%, 03/03/28(a)	500	539,375

		1,361,625

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Jamaica — 1.0%
Jamaica Government International Bond
6.75%, 04/28/28	$1,300	$1,539,687
7.88%, 07/28/45	1,300	1,772,469
8.00%, 03/15/39	800	1,099,750

		4,411,906

Jordan — 0.5%
Jordan Government International Bond
5.75%, 01/31/27(a)	600	640,875
6.13%, 01/29/26(a)	600	648,375
7.38%, 10/10/47(a)	600	658,688

		1,947,938

Lebanon — 1.0%
Lebanon Government International Bond
6.00%, 01/27/23(a)	800	308,000
6.10%, 10/04/22(a)	1,400	551,250
6.20%, 02/26/25(a)	500	180,000
6.25%, 05/27/22	300	119,719
6.25%, 11/04/24(a)	335	123,950
6.40%, 05/26/23	300	116,813
6.60%, 11/27/26(a)	1,550	569,625
6.65%, 04/22/24(a)	400	149,500
6.65%, 11/03/28(a)	500	180,000
6.65%, 02/26/30(a)	1,140	404,700
6.75%, 11/29/27(a)	600	220,500
6.85%, 03/23/27(a)	850	312,375
6.85%, 05/25/29	600	217,687
7.00%, 03/23/32(a)	700	250,250
7.05%, 11/02/35(a)	300	107,250
7.25%, 03/23/37(a)	400	143,000
8.25%, 04/12/21(a)	1,056	491,040

		4,445,659

Morocco — 0.3%
Morocco Government International Bond
4.25%, 12/11/22(a)	890	936,725
5.50%, 12/11/42(a)	400	503,500

		1,440,225

Nigeria — 1.7%
Nigeria Government International Bond
6.38%, 07/12/23(a)	200	217,250
6.50%, 11/28/27(a)	1,000	1,027,813
7.14%, 02/23/30(a)	914	940,563
7.63%, 11/21/25(a)	700	791,000
7.63%, 11/28/47(a)	1,000	973,438
7.70%, 02/23/38(a)	800	800,000
7.88%, 02/16/32(a)	1,400	1,467,812
8.75%, 01/21/31(a)	600	670,125
9.25%, 01/21/49(a)	500	563,281

		7,451,282

Pakistan — 0.5%
Pakistan Government International Bond
6.88%, 12/05/27(a)	800	843,000
8.25%, 04/15/24(a)	677	761,202
8.25%, 09/30/25(a)	400	453,375

		2,057,577

Senegal — 0.4%
Senegal Government International Bond
6.25%, 07/30/24(a)	400	444,250
6.25%, 05/23/33(a)	900	958,781

Security	Par (000)	Value

Senegal (continued)
6.75%, 03/13/48(a)	$400	$409,875

		1,812,906

Serbia — 0.2%
Serbia International Bond, 7.25%, 09/28/21(a)	850	922,250

South Africa — 3.2%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,400	1,380,050
4.67%, 01/17/24	1,000	1,050,000
4.85%, 09/27/27	600	627,750
4.85%, 09/30/29	1,700	1,715,300
4.88%, 04/14/26	700	732,813
5.00%, 10/12/46	500	468,906
5.38%, 07/24/44	900	871,594
5.65%, 09/27/47	800	789,250
5.75%, 09/30/49	2,300	2,259,796
5.88%, 05/30/22	650	696,109
5.88%, 09/16/25	1,686	1,862,503
5.88%, 06/22/30	800	870,920
6.25%, 03/08/41	400	435,375
6.30%, 06/22/48	400	425,500

		14,185,866

Sri Lanka — 2.2%
Sri Lanka Government International Bond
5.75%, 01/18/22(a)	200	202,750
5.75%, 04/18/23(a)	1,500	1,504,688
5.88%, 07/25/22(a)	562	570,781
6.13%, 06/03/25(a)	300	294,375
6.20%, 05/11/27(a)	800	761,000
6.25%, 07/27/21(a)	578	589,379
6.35%, 06/28/24(a)	200	201,450
6.75%, 04/18/28(a)	900	869,625
6.83%, 07/18/26(a)	600	599,250
6.85%, 03/14/24(a)	700	717,525
6.85%, 11/03/25(a)	1,500	1,517,344
7.55%, 03/28/30(a)	1,000	990,000
7.85%, 03/14/29(a)	900	914,625

		9,732,792

Trinidad And Tobago — 0.3%
Trinidad & Tobago Government International Bond
4.38%, 01/16/24(a)	400	424,250
4.50%, 08/04/26(a)	800	862,250

		1,286,500

Turkey — 9.4%
Export Credit Bank of Turkey
5.00%, 09/23/21(a)	250	257,188
5.38%, 10/24/23(a)	400	408,750
Turkey Government International Bond
3.25%, 03/23/23	900	889,875
4.25%, 04/14/26	1,500	1,465,313
4.88%, 10/09/26	1,860	1,865,231
4.88%, 04/16/43	1,729	1,545,834
5.13%, 03/25/22	549	569,931
5.13%, 02/17/28	1,400	1,403,500
5.60%, 11/14/24	1,600	1,681,600
5.63%, 03/30/21	1,086	1,121,295
5.75%, 03/22/24	1,450	1,537,906
5.75%, 05/11/47	2,226	2,151,568
6.00%, 03/25/27	1,921	2,030,857

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey (continued)
6.00%, 01/14/41	$1,903	$1,926,193
6.13%, 10/24/28	1,800	1,911,375
6.25%, 09/26/22	1,583	1,693,315
6.35%, 08/10/24	2,200	2,380,812
6.63%, 02/17/45	2,379	2,549,991
6.75%, 05/30/40	1,775	1,937,523
6.88%, 03/17/36	1,591	1,768,496
7.25%, 12/23/23	2,200	2,446,125
7.25%, 03/05/38	750	863,203
7.38%, 02/05/25	2,070	2,336,513
7.63%, 04/26/29	2,000	2,325,000
8.00%, 02/14/34	813	992,622
11.88%, 01/15/30	800	1,191,750

		41,251,766

Ukraine — 2.7%
Ukraine Government International Bond
7.38%, 09/25/32(a)	2,400	2,654,250
7.75%, 09/01/21(a)	850	904,825
7.75%, 09/01/22(a)	800	871,200
7.75%, 09/01/23(a)	975	1,078,350
7.75%, 09/01/24(a)	718	800,570
7.75%, 09/01/25(a)	736	828,368
7.75%, 09/01/26(a)	800	908,000
7.75%, 09/01/27(a)	848	961,208
8.99%, 02/01/24(a)	900	1,032,750
9.75%, 11/01/28(a)	1,100	1,368,812
Ukreximbank Via Biz Finance PLC, 9.75%, 01/22/25(a)	250	270,875

		11,679,208

Venezuela — 0.3%
Venezuela Government International Bond
7.00%, 03/31/38(a)(e)	600	72,000
7.65%, 04/21/25(a)(e)	658	80,605
8.25%, 10/13/24(a)(e)	1,230	150,675
9.00%, 05/07/23(a)(e)	1,037	127,033
9.25%, 09/15/27(e)	1,962	240,345

Security	Par/ Shares (000)	Value

Venezuela (continued)
9.25%, 05/07/28(a)(e)	$892	$109,270
9.38%, 01/13/34(e)	730	89,425
11.75%, 10/21/26(a)(e)	1,435	175,787
11.95%, 08/05/31(a)(e)	2,030	248,675
12.75%, 08/23/22(a)(e)	1,430	175,175

		1,468,990

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(a)	600	658,740

Total Foreign Government Obligations — 48.5% (Cost: $226,657,010)		212,075,928

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(f)(g)	4,927	4,927,000

Total Short-Term Investments — 1.1% (Cost: $4,927,000)		4,927,000

Total Investments in Securities — 98.7% (Cost: $438,998,124)		431,854,136

Other Assets, Less Liabilities — 1.3%		5,644,418

Net Assets — 100.0%		$437,498,554

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	U.S. dollar denominated security issued by foreign domiciled entity.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,849	1,078	4,927	$4,927,000	$18,337	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Emerging Markets High Yield Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$214,851,208	$—	$214,851,208
Foreign Government Obligations	—	212,075,928	—	212,075,928
Money Market Funds	4,927,000	—	—	4,927,000

	$4,927,000	$426,927,136	$—	$431,854,136